Financial Assets - Composition of Financial Assets (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [abstract]
Receivables from financing activities		€ 447
Fair value of derivatives financial instruments	€ 2,795
Fair value of derivatives financial instruments	5,694	49
Other non-current financial assets	1,044	887
Other non-current financial assets	3,839	1,334
Other securities	27,908	27,168
Other current financial assets	33,602	27,217
Financial Assets	€ 37,441	€ 28,551